Trade accounts receivables - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 6,354,237	R$ 9,132,860
Factoring of receivables [member]
Trade Accounts Receivables [Line Items]
Current financial assets	6,364,876	6,821,539
Expected credit losses
Trade Accounts Receivables [Line Items]
Current financial assets	(34,242)	(30,300)
Country of domicile | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	1,768,988	1,989,455
Country of domicile | Accumulated cost | Total for all related parties
Trade Accounts Receivables [Line Items]
Current financial assets	79,826	83,343
Foreign countries | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	4,539,485	7,090,160
Foreign countries | Accumulated cost | Total for all related parties
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 180	R$ 202